EQUITY CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Cash distribution (in dollars per share)		$ 0.45	$ 0.44	$ 0.43	$ 0.42	$ 0.41	$ 0.39	$ 0.37	$ 0.35	$ 1.74	$ 1.52
Total distributions declared										$ 73,905	$ 54,020	$ 25,892
Cash Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared	[1]									72,914	53,319
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared										4,477	3,911	635
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared										27,642	24,148	12,551
General Partner [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared										4,031	1,118
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared										$ 37,755	$ 24,843	$ 12,706

[1]	Excludes phantom unit distributions which are accrued and paid upon vesting.